MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  BANC ONE INVESTMENT
    ADVISORS CORPORATION
  1111 Polaris Parkway
  Columbus, Ohio 43240

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Thomas A. Christopher
  Douglas Dean
  Diana P. Herrmann
  Carroll F. Knicely
  Theodore T. Mason
  Anne J. Mills
  William J. Nightingale
  James R. Ramsey

OFFICERS
  Lacy B. Herrmann, President
  Charles E. Childs, III, Senior Vice President
  Diana P. Herrmann, Senior Vice President
  John M. Herndon, Vice President
  Jerry G. McGrew, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, DE 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  345 Park Avenue
  New York, New York 10154


Further information is contained in the Prospectus which must precede or accompany this report.




SEMI-ANNUAL
REPORT
MARCH 31, 1999


                                    CHURCHILL
                                  CASH RESERVES
                                      TRUST

                           A CASH MANAGEMENT INVESTMENT

[Logo of Churchill Cash Reserves Trust: Pegasus Horse]



[Logo of Aquila Group of Funds: Eagle's head in an oval]


                                   ONE OF THE
                             AQUILAsm GROUP OF FUNDS

[Logo of Churchill Cash Reserves Trust: Pegasus Horse]



                          CHURCHILL CASH RESERVES TRUST
                               SEMI-ANNUAL REPORT

May 15, 1999

Dear Investor:

     We are pleased to provide you with the Semi-Annual Report for Churchill Cash Reserves Trust for the six-month period ended March 31, 1999.

     The economy continued to grow at a solid pace during the current report period, primarily due to strong consumer spending and the Federal Reserve's accommodative monetary policy stance. The American economy has been defying predictions of a slowdown for several years; it grew at a robust 6.1% during the fourth calendar quarter of 1998 followed by a surprisingly strong 4.5% in the first quarter of this year. Employment growth also remained strong during the period and the unemployment rate remained consistently under 4.5%. Notwithstanding this impressive employment outlook and the economy's torrid growth, the current low level of inflation we have experienced over the past several years continues. The low level of inflation helped pave the way for the Federal Reserve's decision to lower interest rates toward the end of 1998.

     A key event during this Semi-Annual Report period was the economic turmoil in Southeast Asia, Russia, Japan and Latin America. Although this helped keep inflation in check, as the weak currencies of those countries allowed them to export goods to the U.S. at low dollar prices, many financial institutions curtailed their lending, creating a "credit crunch."

     Keeping a watchful eye on events, the Federal Reserve began to lower the Federal Funds rate target three times by 0.25 of 1% to 4.75%, in an effort to stimulate growth. The Fed's move was aimed at providing liquidity to the financial system and therefore make it easier for major corporations to obtain favorable lending from banks.

     The Trust's carefully selected portfolio is continuously managed by its Sub-Adviser, Banc One Investment Advisors Corporation. Both the Sub-Adviser and management believe that there is absolutely no substitute for the strict adherence to investments of high quality which possess minimum credit risk in order to maintain safety for your cash reserves. You can rest assured that the Sub-Adviser will examine with great diligence the marketability and creditworthiness of each security in the Trust's portfolio.

     All associated with Churchill Cash Reserves Trust want to thank you for your continued support and confidence. You can be assured that every attempt will be made to produce as high a rate of return as possible within market conditions, but without sacrificing protection of principal.


Sincerely,

Lacy B. Herrmann
President and Chairman
  of the Board of Trustees

                          CHURCHILL CASH RESERVES TRUST
                            STATEMENT OF INVESTMENTS
                           MARCH 31, 1999 (UNAUDITED)

      FACE
     AMOUNT       COMMERCIAL PAPER - 47.25%                                                         VALUE
--------------    ----------------------------------------------------------------      -----------------

                  AUTOMOTIVE - 5.34%
  $  5,000,000    Ford Motor Credit Corp., 4.85%, 04/02/99                               $      4,999,326
                                                                                         ----------------

                  AUTO LOANS/CREDIT CARDS/HOME EQUITY LOANS - 5.34%
     5,000,000    Citibank Capital Markets LLC, 4.89%, 04/05/99 +                               4,997,283
                                                                                         ----------------

                  BANKING - 10.56%
     5,000,000    Den Danske Corp., 4.84%, 06/04/99                                             4,957,022
     5,000,000    Unifunding Inc., 4.74%, 07/21/99                                              4,926,925
                                                                                         ----------------
                                                                                                9,883,947
                                                                                         ----------------

                  COMMERCIAL LOANS - 5.28%
     5,000,000    Moat Funding LLC, 4.83%, 06/29/99 +                                           4,940,296
                                                                                         ----------------

                  CONSTRUCTION - 4.80%
     4,500,000    Cemex SA de CV, 4.92%, 04/08/99                                               4,495,695
                                                                                         ----------------
                     Letter of Credit: Credit Suisse

                  ELECTRIC AND GAS UTILITY - 10.60%
     5,000,000    AES Hawaii Inc., 4.86%, 04/15/99                                              4,990,550
                     Letter of Credit: Bank of America
     5,000,000    AES Shady Point, 4.77%, 07/22/99                                              4,925,722
                                                                                         ----------------
                     Letter of Credit: Nationsbank                                              9,916,272
                                                                                         ----------------

                  REAL ESTATE - 5.33%
     5,000,000    Countrywide Home Loans, 4.90%, 04/13/99                                       4,991,833
                                                                                         ----------------
                     Total Commercial Paper                                                    44,224,652
                                                                                         ----------------

                  CERTIFICATES OF DEPOSIT - 7.48%
     1,000,000    Bayerische Hypo-und Vereinsbank AG,
                     5.01%, 02/07/00                                                              999,670
     2,000,000    Bayerische Landesbank GZ, 5.12%, 03/21/00                                     1,998,974
     1,000,000    Den Danske Bank, 5.04%, 02/09/00                                                999,834
     1,000,000    Deutsche Bank AG, 5.70%, 06/07/99                                               999,895
     2,000,000    National Westminster Bank PLC,
                     NY Branch,  5.70%, 04/16/99                                                1,999,965
                                                                                         ----------------
                     Total Certificates of Deposit                                              6,998,338
                                                                                         ----------------

                  CORPORATE NOTES - 11.01%
     5,000,000    Restructured Asset Class with Enhanced
                     Returns, Variable Rate Note,
                     + 4.93%, 08/13/99                                                          5,000,000
                     Guaranteed by Caisse des Depots
                       et Consignations

     5,300,000    Syndicated Loan Funding Trust, Variable
                     Rate Note, 5.19%, 02/15/00 +                                               5,300,000
                                                                                         ----------------
                     Total Corporate Notes                                                     10,300,000
                                                                                         ----------------

                  MEDIUM TERM NOTES - 19.25%
     2,000,000    Abbey National Treasury Services PLC,
                     5.72%, 06/11/99                                                            1,999,702
     5,000,000    Bear Stearns Company, Variable Rate Note,
                     4.90%, 05/14/99                                                            5,000,000
     4,500,000    Lehman Brothers Holdings Inc., 6.05%,
                     04/28/00                                                                   4,520,461
     5,000,000    Liberty Lighthouse US., Variable Rate Note,
                     5.00%, 11/15/99 +                                                          4,997,860
     1,500,000    Sigma Finance Inc., 5.41%, 03/13/00 +                                         1,500,000
                                                                                         ----------------
                     Total Medium Term Notes                                                   18,018,023
                                                                                         ----------------

                  FUNDING AGREEMENTS - 10.69%
     5,000,000    First Allmerica Financial Life, Variable Rate
                     Note, 5.09%, 09/21/99                                                      5,000,000
     5,000,000    General American Life Insurance Co.,
                     Variable Rate Note, 5.14%, 07/23/99                                        5,000,000
                                                                                         ----------------
                     Total Funding Agreements                                                  10,000,000
                                                                                         ----------------

                  REPURCHASE AGREEMENTS - 4.31%
     4,035,000    Westdeutsche Landesbank GZ, 4.92%,
                     04/01/99                                                                   4,035,000
                                                                                         ----------------
                  (Proceeds of $4,035,551 to be received
                     at maturity)
                  Collateral: $3,839,000 U.S. Treasury Bonds,
                     7.25%, due 05/15/16
                  (collateral market value $4,422,946)
                     Total Repurchase Agreements                                                4,035,000
                                                                                         ----------------

                  Total Investments (cost $93,576,013*)       99.99%                           93,576,013
                  Other assets in excess of liabilities         .01                                12,746
                                                              ------                     ----------------
                  Net Assets                                  100.0%                     $     93,588,759
                                                              ======                     ================


                  *  Cost for Federal tax purposes is identical.
                  + Pursuant to Rule 144A, resale is restricted to qualified institutional buyers.


                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            MARCH 31, 1999 (UNAUDITED)


ASSETS
Investments at value (cost $93,576,013)                           $  93,576,013
Cash                                                                        320
Interest receivable                                                     436,646
Other assets                                                              5,912
                                                                  -------------
   Total assets                                                      94,018,891
                                                                  -------------

LIABILITIES
Dividends payable                                                       371,586
Management fee payable                                                   37,760
Accrued expenses                                                         20,786
                                                                  -------------
   Total liabilities                                                    430,132
                                                                  -------------

NET ASSETS (equivalent to $1.00 per share on 93,579,256
   shares outstanding)                                            $  93,588,759
                                                                  =============

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
   par value $.01 per share                                       $     935,793
Additional paid-in capital                                           92,648,776
Undistributed net investment income                                       4,190
                                                                  -------------
                                                                  $  93,588,759
                                                                  =============


                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
     Interest Income                                                                         $  2,969,463

Expenses:
     Management fee (note 2)                                               $     277,375
     Trustees' fees and expenses                                                  25,000
     Legal fees                                                                   16,000
     Audit and accounting fees                                                    11,000
     Transfer and shareholder servicing agent fees                                 7,500
     Shareholders' reports                                                         7,000
     Custodian fees                                                                5,000
     Registration fees and dues                                                    3,500
     Insurance                                                                     2,000
     Miscellaneous                                                                 2,550
                                                                            ------------
                                                                                 356,925

     Management fee waived (note 2)                                              (25,404)
     Expenses paid indirectly (note 4)                                              (240)
                                                                            -------------
           Net expenses                                                                           331,281
                                                                                             ------------

           Net investment income                                                                2,638,182


Net realized gain from securities transactions                                                      1,444
                                                                                             ------------
Net increase in net assets resulting from operations                                         $  2,639,626
                                                                                             ============



                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)


                                                                                SIX MONTHS                  YEAR
                                                                                     ENDED                 ENDED
                                                                                 MARCH 31,         SEPTEMBER 30,
                                                                                      1999                  1998
                                                                              ------------          ------------
FROM INVESTMENT ACTIVITIES:
Net investment income                                                         $  2,638,182          $  6,313,930
Dividends to shareholders from net
   investment income ($0.0238 and
   $0.0513 per share, respectively)                                             (2,638,182)           (6,313,930)
Net realized gain from securities
   transactions                                                                      1,444                 8,059
                                                                              ------------          ------------
Change in net assets derived from
   investment activities                                                             1,444                 8,059
                                                                              ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS:

                                               SHARES
                                  ----------------------------------
                                    SIX MONTHS                  YEAR
                                         ENDED                 ENDED
                                     MARCH 31,         SEPTEMBER 30,
                                          1999                  1998
                                  ------------          ------------

Proceeds from shares sold          149,672,371           329,102,190           149,672,371           329,102,190
Reinvested dividends                       441                   611                   441                   611
Cost of shares redeemed           (159,951,991)         (350,636,409)         (159,951,991)         (350,636,409)
                                  ------------          ------------          ------------          ------------

Change in net assets from
   capital share transactions      (10,279,179)          (21,533,608)          (10,279,179)          (21,533,608)
                                  ============          ============          ------------          ------------

Change in net assets                                                           (10,277,735)          (21,525,549)

NET ASSETS:
   Beginning of period                                                         103,866,494           125,392,043
                                                                              ------------          ------------
   End of period                                                              $ 93,588,759          $103,866,494
                                                                              ============          ============


                 See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985.

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: The Trust's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts.
   Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) REPURCHASE AGREEMENTS: It is the Trust's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

e) USE OF ESTIMATES: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust
has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theTrust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.33 of 1% on the Trust's net assets.

     For the six months ended March 31, 1999, the Trust incurred fees for advisory and administrative services of $277,375 of which $25,404 was voluntarily waived. Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. No compensation or fees are paid by the Trust to the Distributor for such share distribution.

3.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

4.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Adviser, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

                          CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        SIX MONTHS                   YEAR ENDED SEPTEMBER 30,
                                             ENDED    --------------------------------------------------
                                           3/31/99       1998       1997       1996      1995       1994
                                           -------    -------    -------    -------   -------    -------

Net Asset Value, Beginning of Period       $1.0000    $1.0000    $1.0000    $1.0000   $1.0000    $1.0000
                                           -------    -------    -------    -------   -------    -------

Income from Investment Operations:
   Net investment income                    0.0238     0.0513     0.0499     0.0500    0.0526     0.0319
   Net gain (loss) on securities (both
      realized and unrealized)                   -          -          -          -         -          -
                                           -------    -------    -------    -------   -------    -------
   Total from Investment Operations         0.0238     0.0513     0.0499     0.0500    0.0526     0.0319
                                           -------    -------    -------    -------   -------    -------

Less Distributions:
   Dividends from net investment income    (0.0238)   (0.0513)   (0.0499)   (0.0500)  (0.0526)   (0.0319)
   Distributions from capital gains              -          -          -          -         -          -
                                           -------    -------    -------    -------   -------    -------
   Total Distributions                     (0.0238)   (0.0513)   (0.0499)   (0.0500)  (0.0526)   (0.0319)
                                           -------    -------    -------    -------   -------    -------

Net Asset Value, End of Period             $1.0000    $1.0000    $1.0000    $1.0000   $1.0000    $1.0000
                                           =======    =======    =======    =======   =======    =======

Total Return (%)                              2.40+      5.25       5.11       5.12      5.39       3.24

Ratios/Supplemental Data
   Net Assets, End of Period
      ($ thousands)                         93,589    103,866    125,392    120,939   146,130    187,626
   Ratio of Expenses to Average Net
      Assets (%)                              0.60*      0.60       0.60       0.56      0.58       0.60
   Ratio of Net Investment Income to
      Average Net Assets (%)                  4.78*      5.13       4.99       5.02      5.24       3.17


The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:

   Ratio of Expenses to Average Net
      Assets (%)                              0.65*      0.63       0.66       0.63      0.62       0.60
   Ratio of Net Investment Income to
      Average Net Assets (%)                  4.73*      5.10       4.93       4.94      5.20       3.17

+  Not annualized.
*  Annualized.

Note: Effective July 19, 1995, Banc One Investment Advisors Corporation became the Trust's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on June 5,1998, pursuant to new management arrangements, was appointed as the Trust's Investment Sub-Adviser.



                 See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

     The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust at the beginning of the year 2000 are ready.

     The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

     As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

     We will continue to keep you up-to-date through future communications.